Other Operating (Expense) Income, Net (Details) - Schedule of Other Operating (Expense) Income, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	$ (461)	$ 559	$ 1,161
Grant subsidies – The Netherlands [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	62	5	382
Grant subsidies – USA [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net			659
Fair value adjustments [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	(588)	515	176
Other operating income [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	65	39	53
Other operating expenses [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net			$ (109)